Schedule of Investments
November 30, 2019
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–69.28%
Adagio V CLO DAC, Series V-X, Class E, 3.20% (3 mo. EURIBOR + 3.20%), 10/15/2031(a)(b)	$4,000,000	$4,302,898
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(c)	2,361,000	2,380,258
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-1A, Class A, 4.83%, 11/20/2022(a)	5,000,000	5,153,556
Series 2012-1A, Class A, 4.95%, 03/20/2025(a)	3,000,000	3,204,012
Avoca CLO XX DAC, Series 20A, Class D1, 3.90% (3 mo. EURIBOR + 3.90%), 07/15/2032(a)(b)	2,675,000	2,976,623
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.96%, 09/15/2048(c)	18,511,806	737,934
Bank, Series 2018-BN14, Class E, 3.00%, 09/15/2060(a)(c)	5,750,000	4,985,611
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.93%, 01/25/2035(c)	516,057	537,692
Benchmark Mortgage Trust,
Series 2018-B6, Class E, 3.27%, 10/10/2051(a)(c)	8,000,000	6,736,984
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)	5,250,000	4,759,163
Series 2019-B14, Class C, 3.78%, 12/15/2061	4,650,000	4,735,824
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(c)(d)	5,283,125	5,536,217
CAL Funding III Ltd., Series 2018-1A, Class B, 4.80%, 02/25/2043(a)	1,650,000	1,667,728
Cantor Commercial Real Estate Lending,
Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	4,551,949
Series 2019-CF2, Class E, 2.50%, 11/15/2052(a)	3,000,000	2,411,431
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.30%, 06/15/2043(a)	847,955	866,260
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 5.80% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(b)	2,100,000	2,028,170
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class D, 6.85% (3 mo. USD LIBOR + 4.85%), 04/15/2031(a)(b)	2,500,000	2,514,814
Chase Mortgage Finance Corp., Series 2016-1, Class M3, 3.75%, 04/25/2045(a)(c)	2,259,401	2,309,913
Principal Amount		Value
Chase Mortgage Trust, Series 2016-2, Class M3, 3.75%, 12/25/2045(a)(c)	$2,876,801	$2,946,345
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.57%, 04/10/2023(a)(c)	4,885,000	5,066,130
Series 2014-GC25, Class C, 4.68%, 10/10/2047(c)	4,000,000	4,228,454
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	4,710,787
Commercial Mortgage Trust,
Series 2014-CR16, Class C, 5.09%, 04/10/2047(c)	10,000,000	10,693,224
Series 2014-CR19, Class C, 4.91%, 08/10/2024(c)	4,578,800	4,863,551
Series 2014-UBS4, Class C, 4.80%, 07/10/2024(c)	5,000,000	5,207,147
Series 2015-CR24, Class B, 4.52%, 08/10/2048(c)	6,800,000	7,264,780
Series 2015-CR26, Class C, 4.63%, 10/10/2048(c)	4,000,000	4,264,674
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.09%, 01/15/2049(a)(c)	3,000,000	2,457,639
Series 2017-CX9, Class D, 4.29%, 09/15/2050(a)(c)	6,304,000	6,094,297
Series 2018-C14, Class E, 5.06%, 11/15/2051(a)(c)	4,548,000	4,295,252
CVC Cordatus Loan Fund XIV DAC, Series 14A, Class C1, 2.65% (3 mo. EURIBOR + 2.65%), 05/22/2032(a)(b)	1,000,000	1,107,985
DB Master Finance LLC, Series 2019-1A, Class A23, 4.35%, 05/20/2049(a)	3,144,200	3,322,608
Diamond CLO Ltd., Series 2019-1A, Class D, 6.69% (3 mo. USD LIBOR + 4.75%), 04/25/2029(a)(b)	3,000,000	2,935,560
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.54%, 09/25/2048(a)(c)	1,662,251	1,798,196
Series 2018-5, Class B2, 4.54%, 09/25/2048(a)(c)	1,991,768	2,103,311
Series 2018-6RR, Class B2, 5.03%, 10/25/2048(a)(c)	2,940,533	3,288,974
Series 2018-6RR, Class B3, 5.03%, 10/25/2048(a)(c)	2,940,533	3,197,972
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(c)	5,480,000	5,481,097
GCAT Trust, Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(c)	4,000,000	3,999,920
GPT Mortgage Trust, Series 2018-GPP, Class D, 3.62% (1 mo. USD LIBOR + 1.85%), 06/15/2035(a)(b)	2,500,000	2,479,650

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/2032(a)(c)	$5,050,000	$5,111,779
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 5.69% (1 mo. USD LIBOR + 3.92%), 07/15/2021(a)(b)	3,000,000	3,027,380
Hertz Vehicle Financing II L.P.,
Series 2016-4A, Class C, 5.06%, 07/25/2022(a)	6,000,000	6,160,972
Series 2017-2A, Class C, 5.31%, 10/25/2023(a)	5,000,000	5,279,862
Series 2019-1A, Class B, 4.10%, 03/25/2023(a)	2,500,000	2,573,985
Series 2019-1A, Class C, 4.99%, 03/25/2023(a)	500,000	519,383
Holland Park CLO DAC (Ireland),
Class C, 4.40% (3 mo. EURIBOR + 4.40%), 11/14/2032(a)(b)	2,000,000	2,209,203
Class D, 7.03% (3 mo. EURIBOR + 7.03%), 11/14/2032(a)(b)	2,000,000	2,126,097
Home Partners of America Trust, Series 2017-1, Class E, 4.41% (1 mo. USD LIBOR + 2.65%), 07/17/2034(a)(b)	5,000,000	5,032,677
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B, 4.46%, 11/15/2039(a)	2,000,000	2,001,947
Invitation Homes Trust,
Series 2017-SFR2, Class E, 4.01% (1 mo. USD LIBOR + 2.25%), 12/17/2036(a)(b)	1,874,294	1,875,175
Series 2018-SFR1, Series E, 3.76% (1 mo. USD LIBOR + 2.00%), 03/17/2037(a)(b)	6,056,172	6,080,258
Series 2018-SFR2, Class E, 3.77% (1 mo. USD LIBOR + 2.00%), 06/17/2037(a)(b)	5,000,000	5,023,696
Series 2018-SFR4, Series E, 3.71% (1 mo. USD LIBOR + 1.95%), 01/17/2038(a)(b)	4,000,000	4,009,620
Series 2018-SFR4, Series F, 3.96% (1 mo. USD LIBOR + 2.20%), 01/17/2038(a)(b)	4,000,000	4,008,926
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(a)	6,353,750	6,623,681
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 4.18% (1 mo. USD LIBOR + 2.41%), 06/15/2020(a)(b)	2,000,000	2,005,230
Series 2018-PHH, Class F, 4.78% (1 mo. USD LIBOR + 3.01%), 06/15/2020(a)(b)	2,000,000	2,005,470
Series 2018-WPT, Class DFL, 4.02% (1 mo. USD LIBOR + 2.25%), 07/05/2033(a)(b)	3,000,000	2,996,901
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 4.01%, 12/15/2024(a)(c)	4,000,000	3,918,979
Principal Amount		Value
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	$2,235,465	$2,218,406
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	2,996,577
Series 2015-C24, Class D, 3.26%, 07/15/2025(a)	5,000,000	4,711,160
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, 12/15/2051(c)	5,000,000	5,645,040
Progress Residential Trust,
Series 2017-SFR2, Class D, 3.60%, 12/17/2034(a)	3,413,000	3,433,516
Series 2017-SFR2, Class E, 4.14%, 12/17/2034(a)	3,000,000	3,026,852
Series 2018-SFR1, Class F, 4.78%, 03/17/2035(a)	525,000	534,884
Series 2018-SFR2, Class E, 4.66%, 08/17/2035(a)	3,000,000	3,082,741
Series 2018-SFR3, Class D, 4.43%, 10/17/2035(a)	7,000,000	7,203,694
Series 2019-SFR1, Class E, 4.47%, 08/17/2035(a)	5,000,000	5,129,695
Residential Mortgage Loan Trust,
Series 2019-1, Class M1, 4.59%, 10/25/2058(a)(c)	5,000,000	5,090,144
Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	3,262,667
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	3,000,000	3,027,227
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3, 4.38%, 10/25/2048	121,289	121,287
Taco Bell Funding, LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/2048(a)	4,455,000	4,590,788
Textainer Marine Containers V Ltd., Series 2017-2A, Class B, 4.75%, 06/20/2042(a)	1,778,374	1,805,609
Textainer Marine Containers VII Ltd., Series 2018-1A, Class B, 4.93%, 07/20/2043(a)	1,220,400	1,237,133
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class B, 5.07%, 09/15/2038(a)(c)(d)	4,583,333	4,686,303
Tricon American Homes Trust, Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	2,000,000	2,089,068
Triton Container Finance VI LLC, Series 2018-2A, Class A, 5.05%, 06/22/2043(a)	3,862,500	3,894,162
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(c)	$6,000,000	$5,758,903
Series 2015-C28, Class B, 4.24%, 05/15/2048(c)	7,100,000	7,479,295
Series 2015-NXS2, Class D, 4.46%, 07/15/2025(c)	6,000,000	6,062,423
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,619,562
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 06/15/2045(a)	4,800,000	4,938,189
Total Asset-Backed Securities (Cost $312,210,544)		322,441,136
U.S. Government Sponsored Agency Mortgage-Backed Securities–11.79%
Collateralized Mortgage Obligations–0.64%
Fannie Mae REMICs
2.25%, 02/25/2021	1,084	1,082
4.00%, 02/25/2040	11	11
Freddie Mac Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 4.96% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(b)	1,333,000	1,390,535
Series 2019-01, Class B10, 7.21% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(b)	1,500,000	1,572,735
		2,964,363
Federal Home Loan Mortgage Corp. (FHLMC)–0.01%
10.00%, 04/01/2020	509	509
4.50%, 09/01/2020	1,937	1,938
9.50%, 11/01/2020 to 04/01/2025	6,461	6,599
10.50%, 01/01/2021	28	28
9.00%, 06/01/2021 to 04/01/2025	32,751	35,358
6.50%, 06/01/2029 to 08/01/2032	4,137	4,631
7.00%, 03/01/2032 to 05/01/2032	1,335	1,426
		50,489
Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.04%
5.00%, 03/01/2020	$2,066	$2,139
5.50%, 03/01/2021	16	16
10.00%, 12/20/2021	1,095	1,106
9.50%, 08/01/2022 to 04/20/2025	300	303
6.00%, 04/01/2024	356	392
6.75%, 07/01/2024	124,172	138,267
6.95%, 07/01/2025 to 10/01/2025	29,024	29,201
6.50%, 01/01/2026 to 10/01/2036	7,394	8,254
7.00%, 06/01/2029 to 02/01/2032	1,988	2,041
8.00%, 10/01/2029	33	38
		181,757
Government National Mortgage Association (GNMA)–11.10%
8.00%, 01/15/2020 to 02/15/2036	670,097	760,514
9.00%, 04/15/2021	6	6
7.00%, 01/15/2023 to 12/15/2036	532,377	562,873
9.50%, 03/15/2023	1,520	1,525
6.50%, 07/15/2024 to 09/15/2032	81,712	84,782
10.00%, 07/15/2024	186	186
6.95%, 07/20/2025 to 11/20/2026	163,594	170,329
6.00%, 11/15/2031	755	833
8.50%, 01/15/2037	16,384	16,876
TBA,
2.50%, 12/01/2049	14,000,000	14,101,172
3.00%, 12/01/2049	35,000,000	35,976,172
		51,675,268
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $54,614,589)		54,871,877

Agency Credit Risk Transfer Notes–10.19%
Fannie Mae Connecticut Avenue Securities
7.21% (1 mo. USD LIBOR + 5.50%), 09/25/2029(b)	3,825,000	4,436,238
5.26% (1 mo. USD LIBOR + 3.55%), 07/25/2030(b)	5,000,000	5,244,505
3.91% (1 mo. USD LIBOR + 2.20%), 08/25/2030(b)	1,400,000	1,409,693
6.21% (1 mo. USD LIBOR + 4.50%), 12/25/2030(b)	3,500,000	3,847,870
Series 2019-R02, Class 1B1, 5.86%, (1 mo. USD LIBOR + 4.15%) 08/25/2031(a)(b)	6,956,000	7,451,721
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value

Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, STACR®, 6.97%, (1 mo. USD LIBOR + 5.15%) 10/25/2029(b)	$805,000	$925,183
Series 2018-HQA1, Class M2, STACR®, 4.01%, (1 mo. USD LIBOR + 2.30%) 09/25/2030(b)	5,000,000	5,048,222
Series 2018-HRP2, Class M3, STACR®, 4.11%, (1 mo. USD LIBOR + 2.40%) 02/25/2047(a)(b)	5,000,000	5,108,856
Series 2018-SPI3, Class M1, STACR®, 4.16%, 08/25/2048(a)(c)	1,298,555	1,305,657
Golub Capital Partners CLO 34M Ltd., (Cayman Islands), Series 2017 A, Class 34 M, 5.54%, (3 mo. USD LIBOR + 3.65%) 03/14/2031(a)(b)	5,000,000	5,010,370
Madison Park Euro Funding XIII DAC, (Ireland), Series 13A, 2.60%, (3 mo. EURIBOR + 2.60%) 01/15/2032(a)(b)	2,400,000	2,645,641
Strata CLO I Ltd., (Cayman Islands), Series 2018-1A, Class D, 6.06%, (3 mo. USD LIBOR + 4.06%) 01/15/2031(a)(b)	5,000,000	5,002,021
Total Agency Credit Risk Transfer Notes (Cost $47,045,486)		47,435,977
U.S. Dollar Denominated Bonds & Notes–9.18%
Airlines–0.45%
Latam Finance Ltd. (Chile), 7.00%, 03/01/2026(a)	1,970,000	2,094,844
Aluminum–0.42%
Press Metal (Labuan) Ltd. (Malaysia), 4.80%, 10/30/2022(a)	2,000,000	1,957,872
Diversified Banks–1.40%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), 5.95% (5yr. U.S. Treasury Yield Curve Rate + 3.00%), 10/01/2028(a)(b)	2,500,000	2,675,869
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(a)	2,500,000	2,607,055
Lloyds Banking Group PLC (United Kingdom), 7.50%(e)	1,110,000	1,235,824
		6,518,748
Diversified Capital Markets–0.60%
Credit Suisse Group AG (Switzerland), 7.25%(a)(e)	2,500,000	2,770,887
Electric Utilities–0.55%
Inkia Energy Ltd. (Peru), 5.88%, 11/09/2027(a)	2,500,000	2,582,144
Electronic Components–1.18%
Corning, Inc., 5.45%, 11/15/2079	5,000,000	5,514,450
Principal Amount		Value
Integrated Oil & Gas–0.22%
Petroleos Mexicanos (Mexico), 6.84%, 01/23/2030(a)	$971,000	$1,017,394
Marine–0.44%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(a)	2,000,000	2,030,830
Oil & Gas Exploration & Production–0.45%
Canacol Energy Ltd. (Colombia), 7.25%, 05/03/2025(a)	2,000,000	2,098,330
Oil & Gas Refining & Marketing–0.43%
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(a)	2,000,000	1,983,960
Packaged Foods & Meats–0.69%
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(a)	3,000,000	3,193,057
Real Estate Development–1.21%
Country Garden Holdings Co. Ltd. (China), 5.13%, 01/17/2025(a)	3,000,000	3,018,631
Longfor Group Holdings Ltd. (China), 4.50%, 01/16/2028(a)	2,500,000	2,616,428
		5,635,059
Sovereign Debt–1.14%
Dominican Republic International Bond (Dominican Republic), 6.88%, 01/29/2026(a)	2,500,000	2,832,119
Oman Government International Bond (Oman), 4.75%, 06/15/2026(a)	2,500,000	2,475,050
		5,307,169
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,986,425)		42,704,744
Shares
Preferred Stocks–6.71%
Mortgage REITs–6.71%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.	150,000	3,940,500
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.	100,000	2,498,000
Dynex Capital Inc., 7.63%, Series B, Pfd.	150,000	3,775,500
MFA Financial, Inc., 7.50%, Series B, Pfd.	150,000	3,834,000
New Residential Investment Corp., 7.13%, Series B, Pfd.	100,000	2,531,000
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	150,000	3,775,500
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.	175,000	4,427,500
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	100,000	2,596,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	150,000	3,852,000
Total Preferred Stocks (Cost $30,735,435)		31,230,000
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Shares		Value
Common Stocks & Other Equity Interests–1.99%
Mortgage REITs–1.99%
New Residential Investment Corp.	275,000	$4,262,500
New York Mortgage Trust, Inc.	800,000	4,984,000
		9,246,500
Total Common Stocks & Other Equity Interests (Cost $9,801,472)		9,246,500
Principal Amount
U.S. Treasury Securities–1.21%
U.S. Treasury Bills–1.00%
1.86% - 2.36%, 12/19/2019(f)(g)(h)	$3,275,000	3,271,794
1.53% - 1.55%, 04/09/2020(h)	1,400,000	1,392,231
		4,664,025
Principal Amount		Value
U.S. Treasury Notes–0.21%
1.63%, 08/15/2029	$1,000,000	$985,371
Total U.S. Treasury Securities (Cost $5,667,903)		5,649,396
Shares
Money Market Funds–0.20%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(i)	562,854	562,854
Invesco Treasury Portfolio, Institutional Class, 1.52%(i)	375,236	375,236
Total Money Market Funds (Cost $938,090)		938,090
TOTAL INVESTMENTS IN SECURITIES–110.55% (Cost $500,999,944)		514,517,720
OTHER ASSETS LESS LIABILITIES—(10.55)%		(49,110,149)
NET ASSETS–100.00%		$465,407,571
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
EURIBOR	– Euro Interbank Offered Rate
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $326,041,817, which represented 70.06% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Long Bond	24	March-2020	$(3,815,250)	$10,261	$10,261
U.S. Treasury 5 Year Notes	1,015	March-2020	(120,753,281)	49,248	49,248
U.S. Treasury 10 Year Notes	342	March-2020	(44,240,906)	110,713	110,713
U.S. Treasury 10 Year Ultra Bonds	314	March-2020	(44,656,688)	84,726	84,726
Total Futures Contracts				$254,948	$254,948

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Citibank N.A.	EUR	7,185,213	USD	7,975,148	$10,746
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/28/2020	HSBC Bank USA	EUR	2,610,861	USD	2,897,323	$3,331
Subtotal—Appreciation						14,077
Currency Risk
02/28/2020	Morgan Stanley Bank N.A.	EUR	3,900,000	USD	4,322,760	(169)
Total Forward Foreign Currency Contracts						$13,908

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 33, Version 1	Sell	5.00%	Quarterly	12/20/2024	3.249%	USD	25,000,000	$1,588,374	$1,913,517	$325,143

(a)	Implied credit spreads represent the current level, as of November 30, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Barclays Bank PLC	Markit CMBX North America BBB-Index, Series 7	Sell	3.00%	Monthly	01/17/2047	3.07%	$10,000,000	$(310,654)	$(12,338)	$298,316
JP Morgan Securities LLC	Markit CMBX North America AAA - Index Series 12, Version 1	Sell	0.50%	Monthly	08/17/2061	53.18%	$25,000,000	$(88,112)	$(37,006)	$51,106
Morgan Stanley & Co International PLC	Markit CMBX North America BBB-Index, Series 7	Sell	3.00%	Monthly	01/17/2047	3.07%	$10,000,000	$(324,384)	$(12,338)	$312,046
Subtotal								(723,150)	(61,682)	661,468
Open Over-The-Counter Credit Default Swap Agreements								$(723,150)	$(61,682)	$661,468

(a)	Implied credit spreads represent the current level, as of November 30, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$322,441,136	$—	$322,441,136
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	54,871,877	—	54,871,877
Agency Credit Risk Transfer Notes	—	47,435,977	—	47,435,977
U.S. Dollar Denominated Bonds & Notes	—	42,704,744	—	42,704,744
Preferred Stocks	31,230,000	—	—	31,230,000
Common Stocks & Other Equity Interests	9,246,500	—	—	9,246,500
U.S. Treasury Securities	—	5,649,396	—	5,649,396
Money Market Funds	938,090	—	—	938,090
Total Investments in Securities	41,414,590	473,103,130	—	514,517,720
Other Investments - Assets*
Futures Contracts	254,948	—	—	254,948
Forward Foreign Currency Contracts	—	14,077	—	14,077
Swap Agreements	—	986,611	—	986,611
	254,948	1,000,688	—	1,255,636
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(169)	—	(169)
Total Other Investments	254,948	1,000,519	—	1,255,467
Total Investments	$41,669,538	$474,103,649	$—	$515,773,187

*	Unrealized appreciation (depreciation).
Invesco Income Fund